Dividends (Narrative) (Details) - CAD ($) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Oct. 24, 2019	Jun. 30, 2016	Sep. 30, 2019	Aug. 31, 2019	Oct. 25, 2019	Jun. 27, 2019
Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Additional dividend rate				$ 0.0025
Discount from dividend reinvestment plan				2.00%
Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividend payment rate period				5 years
Dividend payment rate		4.50%		2.791%
Dividends payable, amount per share						$ 0.17444
Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividend payment rate period				5 years
Shares issued upon conversion		1,987,607
Dividends payable, amount per share						$ 0.23044
5-year Government of Canada Bond Yield [Member] | Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividend payment rate, variable				2.00%
Three-month Government of Canada Treasury Bill [Member] | Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividend payment rate, variable				2.00%
Subsequent Event [Member] | Class A Shares [Member]
Disclosure of classes of share capital [line items]
Dividends payable, amount per share					$ 0.098542
Subsequent Event [Member] | Class B Non-Voting Shares [Member]
Disclosure of classes of share capital [line items]
Discount from dividend reinvestment plan	0.00%
Dividends payable, amount per share					0.09875
Subsequent Event [Member] | Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividends payable, amount per share					0.17444
Dividends paid, other shares			$ 2
Subsequent Event [Member] | Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Dividends payable, amount per share					$ 0.22738
Dividends paid but not yet recognized			$ 1